Financial Instruments - Schedule of Maturity of Financial Assets (Details) $ in Thousands	Sep. 30, 2025 CAD ($)
2025 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	$ 482,605
Trade and other receivables, excluding deferred receivables	47,422
Deferred receivables	2,228
Other financial assets	442
Total contractual maturities of financial assets	532,697
2026 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	15,968
Other financial assets
Total contractual maturities of financial assets	15,968
2027 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	949
Other financial assets
Total contractual maturities of financial assets	949
2028 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	828
Other financial assets
Total contractual maturities of financial assets	828
2029 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	768
Other financial assets
Total contractual maturities of financial assets	768
Thereafter [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	1,535
Other financial assets	1,151
Total contractual maturities of financial assets	2,686
Carrying amount [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	482,605
Trade and other receivables, excluding deferred receivables	47,422
Deferred receivables	22,276
Other financial assets	1,593
Total contractual maturities of financial assets	$ 553,896